Restructuring and Severance Costs	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
Summary of Accrual Balances by Cost Type for Restructuring Actions

Note 13. Restructuring and Severance Costs

In connection with the Arxis Businesses Transaction, the Company assumed liabilities related to restructuring efforts to increase efficiencies, improve working capital management, and focus on sustainable and consistent revenue and profit generating activities to be completed by the end of 2025. For the years ended December 31, 2025 and 2024, the Company incurred $1,475 and $13,300, respectively, related to this restructuring program.

The following table summarizes the accrual balances by cost type for these restructuring actions for the period:

Amount
Beginning balance as of January 1, 2024	$—
Assumed liabilities in connection with the Arxis Businesses Transaction	1,900
Provision	13,300
Cash payments	(349)
Other adjustments	(42)
Ending balance as of December 31, 2024(1)	$14,809
Provision	1,475
Cash payments	(15,056)
Other adjustments	878
Ending balance as of December 31, 2025(1)	$2,106

(1)
The total accrual balance of $2,106 and $14,809 is included within Accrued expenses and other current liabilities on the Combined Balance Sheets as of December 31, 2025 and 2024, respectively.